Property, plant and equipment - Narrative (Details) $ in Thousands											3 Months Ended	6 Months Ended
	Jun. 02, 2026 USD ($)	Apr. 22, 2026 USD ($)	Apr. 09, 2026 USD ($)	Mar. 26, 2026 USD ($) T	Mar. 04, 2026 USD ($)	Feb. 23, 2026 USD ($)	Feb. 09, 2026 USD ($) T	Feb. 04, 2026 USD ($) vessel T	Jan. 28, 2026 USD ($)	Jan. 07, 2026 USD ($) vessel T	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($) vessel T twenty-footEquivalent	Jun. 30, 2025 USD ($)	Jan. 13, 2026 T	Dec. 31, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Book Value												$ 7,461,016			$ 7,091,974
Proceeds from the sale of vessels												792,887	$ 262,974
Gains on disposal of vessels/other tangible assets												394,871	$ 103,791
Contractual commitments for acquisition of property, plant and equipment												900,000			1,600,000
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value												$ 6,875,419			6,323,773
Vessels | VLCC | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, number of temporarily idle assets | vessel												2
Vessels | Suezmax | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, number of temporarily idle assets | vessel												2
Vessels | Dry bulk vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, number of temporarily idle assets | vessel												9
Vessels | Mineral Latvija, Mineral Magyar, Mineral Eesti and Mineral Lietuva | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel												4
Vessels | Eburones, Menapii and Morini | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel												3
Vessels | Cap Grace and Cap Joseph | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel												2
Vessels | Bochem Callao | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel												1
Property plant and equipment, boat carrying capacity | T														25,000
Vessels | CSOV | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel												1
Vessels | Daishan, Hirado, Hojo, Dia, Antigone and Aegean | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel										6
Gains on disposal of vessels/other tangible assets											$ 259,300
Vessels | Dia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										299,999
Proceeds from the sale of vessels										$ 103,000
Gains on disposal of vessels/other tangible assets									$ 54,600
Vessels | Aegean - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										299,999
Proceeds from the sale of vessels										$ 107,000
Gains on disposal of vessels/other tangible assets							$ 57,000
Vessels | Hirado - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										302,550
Proceeds from the sale of vessels										$ 75,000
Gains on disposal of vessels/other tangible assets						$ 35,800
Vessels | Hojo - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										302,965
Proceeds from the sale of vessels										$ 85,000
Gains on disposal of vessels/other tangible assets						$ 36,100
Vessels | Antigone - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										299,421
Proceeds from the sale of vessels										$ 103,000
Gains on disposal of vessels/other tangible assets					$ 49,200
Vessels | Daishan - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										306,005
Proceeds from the sale of vessels										$ 47,000
Gains on disposal of vessels/other tangible assets					$ 26,500
Vessels | Golden Magnum - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										179,790
Proceeds from the sale of vessels										$ 28,000
Gains on disposal of vessels/other tangible assets											4,400
Vessels | Belgravia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										169,390
Proceeds from the sale of vessels										$ 25,100
Gains on disposal of vessels/other tangible assets											$ 3,600
Vessels | Ingrid and Ilma | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel								2
Proceeds from the sale of vessels								$ 88,800
Vessels | Ilma - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							314,000	314,000
Gains on disposal of vessels/other tangible assets			$ 48,600
Vessels | Ingrid - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							314,000	314,000
Gains on disposal of vessels/other tangible assets		$ 49,600
Vessels | Sienna - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				150,205
Proceeds from the sale of vessels				$ 41,900
Gains on disposal of vessels/other tangible assets	$ 29,200
Vessels | Windcat 4 - Sale and leaseback | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposal of vessels/other tangible assets												$ 200
Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value												532,660			$ 739,373
Borrowing costs capitalised												$ 8,800
Capitalisation rate of borrowing costs eligible for capitalisation												7.00%
Contractual commitments for acquisition of property, plant and equipment												$ 900,837
Assets under construction | Dry bulk vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment												$ 283,559
Assets under construction | CSOV | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												3
Number of vessels committed to build | vessel												3
Assets under construction | Vessels under Construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												25
Book Value												$ 526,000
Assets under construction | Eco-type VLCCs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												1
Number of vessels committed to build | vessel												1
Assets under construction | Dual-fuel bitumen tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												2
Number of vessels committed to build | vessel												2
Assets under construction | Newcastlemax bulk carriers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												6
Number of vessels committed to build | vessel												6
Assets under construction | Chemical tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												6
Contractual commitments for acquisition of property, plant and equipment												$ 334,250
Number of vessels committed to build | vessel												6
Assets under construction | Coaster vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												2
Property plant and equipment, boat carrying capacity | T												5,000
Number of vessels committed to build | vessel												2
Assets under construction | Ammonia-powered container vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												1
Property plant and equipment, boat carrying capacity | twenty-footEquivalent												1,400
Number of vessels committed to build | vessel												1
Assets under construction | Hydrocat crew transfer vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												2
Number of vessels committed to build | vessel												2
Assets under construction | Multi-Purpose Accommodation Support Vessel (MPASVs) | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												1
Number of vessels committed to build | vessel												1
Assets under construction | Multi Purpose Harbour Vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel												1